STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
STOCK BASED COMPENSATION
Summary of outstanding stock options activity

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Number of Stock Options		Weighted Average Exercise Price	Number of Stock Options		Weighted Average Exercise Price

Outstanding, beginning of year	5,478,837	C$	34.40	12,082,212	C$	43.65

Granted	2,018,140		56.57	2,160,075		36.65

Exercised	(1,538,729)		37.18	(6,492,907)		38.48

Forfeited	(99,644)		42.09	(141,038)		38.42

Expired	(1,100)		37.05	(2,129,505)		76.46

Outstanding, end of year	5,857,504	C$	41.18	5,478,837	C$	34.40

Options exercisable, end of year	2,628,998	C$	37.66	1,606,558	C$	40.27

Summary of stock options outstanding and exercisable

	Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life		Weighted Average Exercise Price	Number Exercisable		Weighted Average Exercise Price

C$28.03 – C$38.15	3,638,052	2.30 years	C$	32.10	1,903,646	C$	31.05

C$40.66 – C$66.57	2,219,452	3.52 years		56.05	725,352		55.01

C$28.03 – C$66.57	5,857,504	2.76 years	C$	41.18	2,628,998	C$	37.66

Summary of significant assumptions used to estimate the fair value

	Year Ended December 31,

	2017	2016

Risk-free interest rate	1.15%	0.89%

Expected life of stock options (in years)	2.3	2.5

Expected volatility of Agnico Eagle's share price	45.0%	45.0%

Expected dividend yield	1.09%	1.33%